Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 92.6%	Shares	Value
Communication Services - 1.5%
Frontier Communications Parent, Inc. (a)(b)	33,007	$967,105
Iridium Communications, Inc.	17,904	513,845
New York Times Co. - Class A	24,090	1,290,983
Nexstar Media Group, Inc.	4,645	858,350
TEGNA, Inc.	24,951	397,470
TKO Group Holdings, Inc.	8,698	951,126
Warner Music Group Corp. - Class A (b)	20,832	625,168
Ziff Davis, Inc. (a)	6,807	325,919
ZoomInfo Technologies, Inc. (a)	41,914	476,143
		6,406,109

Consumer Discretionary - 14.5%
Adient PLC (a)	13,244	341,165
Aramark	38,790	1,329,333
Autoliv, Inc.	10,644	1,076,534
AutoNation, Inc. (a)(b)	3,602	686,973
Boyd Gaming Corp.	9,941	605,109
Brunswick Corp.	9,943	809,857
Burlington Stores, Inc. (a)	9,478	2,467,313
Capri Holdings Ltd. (a)	17,201	576,922
Carter's, Inc. (b)	5,334	322,974
Choice Hotels International, Inc. (b)	3,479	443,399
Churchill Downs, Inc. (b)	9,897	1,420,813
Columbia Sportswear Co. (b)	4,983	407,111
Crocs, Inc. (a)	8,996	1,208,793
Dick's Sporting Goods, Inc.	8,630	1,867,100
Duolingo, Inc. (a)	5,473	941,028
Five Below, Inc. (a)	8,088	588,321
Floor & Decor Holdings, Inc. (a)(b)	15,804	1,548,792
GameStop Corp. (a)(b)	39,730	900,679
Gap, Inc.	31,894	748,871
Gentex Corp.	34,047	1,057,500
Goodyear Tire & Rubber Co. (a)	41,980	491,166
Graham Holdings Co. - Class B (b)	536	415,320
Grand Canyon Education, Inc. (a)	4,334	675,887
H&R Block, Inc.	20,552	1,190,783
Harley-Davidson, Inc. (b)	18,046	676,725
Helen of Troy Ltd. (a)	3,462	204,639
Hilton Grand Vacations, Inc. (a)	10,116	437,112
Hyatt Hotels Corp. - Class A (b)	6,639	978,124
KB Home	10,813	930,783
Lear Corp.	8,364	1,020,743
Light & Wonder, Inc. (a)	13,322	1,428,118
Lithia Motors, Inc. (b)	4,032	1,114,163
Macy's, Inc.	40,551	700,721
Marriott Vacations Worldwide Corp. (b)	4,860	411,059
Mattel, Inc. (a)	50,669	977,405
Murphy USA, Inc.	2,833	1,430,438
Nordstrom, Inc.	14,626	333,912
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	9,049	883,544
Penske Automotive Group, Inc. (b)	2,825	491,861
Planet Fitness, Inc. - Class A (a)	12,918	952,057
Polaris, Inc. (b)	7,874	655,747
PVH Corp.	8,361	852,738
RH (a)	2,300	667,184
Service Corp. International (b)	21,490	1,717,266
Skechers USA, Inc. - Class A (a)	19,504	1,270,296
Taylor Morrison Home Corp. (a)	15,546	1,042,826
Tempur Sealy International, Inc.	25,565	1,338,328
Texas Roadhouse, Inc.	9,930	1,733,877
Thor Industries, Inc. (b)	7,814	829,378
Toll Brothers, Inc.	15,364	2,192,596
TopBuild Corp. (a)(b)	4,691	2,244,831
Travel + Leisure Co.	10,483	483,161
Under Armour, Inc. - Class A (a)(b)	27,886	194,365
Under Armour, Inc. - Class C (a)(b)	28,405	192,870
Vail Resorts, Inc. (b)	5,601	1,019,438
Valvoline, Inc. (a)	18,992	883,128
Visteon Corp. (a)	4,072	470,479
Wendy's Co.	24,488	414,582
Whirlpool Corp. (b)	8,032	819,023
Williams-Sonoma, Inc. (b)	19,126	2,958,410
Wingstop, Inc.	4,384	1,639,090
Wyndham Hotels & Resorts, Inc.	11,906	901,522
YETI Holdings, Inc. (a)(b)	12,551	518,984
		60,133,266

Consumer Staples – 5.1%
BellRing Brands, Inc. (a)	19,270	988,166
BJ's Wholesale Club Holdings, Inc. (a)	19,634	1,727,007
Boston Beer Co., Inc. - Class A (a)	1,382	387,250
Casey's General Stores, Inc.	5,469	2,121,097
Celsius Holdings, Inc. (a)	21,966	1,028,668
Coca-Cola Consolidated, Inc.	709	812,436
Coty, Inc. - Class A (a)(b)	53,688	534,196
Cytokinetics, Inc. (a)	16,932	999,157
Darling Ingredients, Inc. (a)	23,564	936,198
elf Beauty, Inc. (a)	8,295	1,431,551
Flowers Foods, Inc.	28,348	638,397
Ingredion, Inc.	9,695	1,205,767
Lancaster Colony Corp.	3,118	601,961
Performance Food Group Co. (a)	22,964	1,584,516
Pilgrim's Pride Corp. (a)	5,965	245,937
Post Holdings, Inc. (a)	7,370	805,983
Sarepta Therapeutics, Inc. (a)	13,934	1,981,972
Sprouts Farmers Market, Inc. (a)	14,859	1,484,265
US Foods Holding Corp. (a)	33,362	1,814,559
		21,329,083

Energy - 5.6%
Antero Midstream Corp. (b)	50,343	722,926
Antero Resources Corp. (a)	43,064	1,249,717
ChampionX Corp.	28,093	962,466
Chesapeake Energy Corp. (b)	16,393	1,251,278
Chord Energy Corp.	9,171	1,574,294
Civitas Resources, Inc. (b)	13,575	946,992
CNX Resources Corp. (a)(b)	22,785	603,119
DT Midstream, Inc. (b)	14,361	1,082,245
EQT Corp.	22,410	773,369
HF Sinclair Corp.	22,141	1,139,597
Matador Resources Co.	17,123	1,052,722
Murphy Oil Corp.	21,387	884,994
NOV, Inc.	58,307	1,213,952
Ovintiv, Inc.	36,982	1,717,444
PBF Energy, Inc. - Class A	15,543	633,377
Permian Resources Corp. (b)	75,681	1,160,947
Range Resources Corp.	35,732	1,115,910
Southwestern Energy Co. (a)	162,494	1,048,086
Texas Pacific Land Corp. (b)	2,752	2,325,165
Valaris Ltd. (a)	9,219	724,521
Weatherford International PLC (a)	10,762	1,268,409
		23,451,530

Financials - 16.4%
Affiliated Managers Group, Inc.	4,682	869,073
Ally Financial, Inc.	40,362	1,816,694
American Financial Group, Inc.	9,735	1,274,896
Associated Banc-Corp.	21,842	501,929
Bank OZK (b)	15,505	727,030
Brighthouse Financial, Inc. (a)	9,146	456,111
Cadence Bank	26,930	885,189
Carlyle Group, Inc. (b)	31,806	1,582,030
CNO Financial Group, Inc.	15,977	556,958
Columbia Banking System, Inc. (b)	30,821	806,277
Commerce Bancshares, Inc.	17,395	1,125,630
Cullen Frost Bankers, Inc. (b)	9,441	1,105,164
East West Bancorp, Inc. (b)	20,682	1,817,741
Equitable Holdings, Inc.	45,039	1,964,151
Erie Indemnity Co. - Class A (b)	3,739	1,649,460
Essent Group Ltd.	15,708	987,091
Euronet Worldwide, Inc. (a)	6,380	650,696
Evercore, Inc.	5,271	1,319,806
Federated Hermes, Inc.	11,870	407,497
Fidelity National Financial, Inc. (b)	38,536	2,135,280
First American Financial Corp.	15,292	926,389
First Financial Bankshares, Inc.	18,989	730,317
First Horizon Corp.	80,645	1,349,191
FirstCash Holdings, Inc.	5,449	608,108
FNB Corp./PA	52,979	812,698
Glacier Bancorp, Inc. (b)	16,651	744,466
Hancock Whitney Corp.	12,740	697,260
Hanover Insurance Group, Inc.	5,276	725,397
Home BancShares, Inc.	27,451	777,687
Houlihan Lokey, Inc.	7,714	1,159,029
Interactive Brokers Group, Inc.	15,910	1,897,586
International Bancshares Corp.	7,910	533,450
Janus Henderson Group PLC	18,914	704,168
Jefferies Financial Group, Inc.	24,962	1,459,528
Kemper Corp.	8,879	568,789
Kinsale Capital Group, Inc. (b)	3,309	1,512,445
MGIC Investment Corp.	39,292	976,013
Morningstar, Inc.	3,922	1,245,823
New York Community Bancorp, Inc. (b)	38,293	402,842
Old National Bancorp	46,560	932,131
Old Republic International Corp.	37,289	1,290,945
Pinnacle Financial Partners, Inc.	11,319	1,090,246
Primerica, Inc. (b)	5,065	1,275,215
Prosperity Bancshares, Inc.	14,171	1,027,681
Reinsurance Group of America, Inc.	9,694	2,185,318
RenaissanceRe Holdings Ltd.	7,815	1,812,377
RLI Corp. (b)	5,934	893,601
Ryan Specialty Holdings, Inc. (b)	15,128	931,734
SEI Investments Co.	14,677	995,688
Selective Insurance Group, Inc.	9,008	813,603
SLM Corp.	32,380	734,702
SouthState Corp. (b)	11,218	1,110,246
Stifel Financial Corp.	15,085	1,337,587
Synovus Financial Corp.	21,559	1,007,883
Texas Capital Bancshares, Inc. (a)	6,894	455,693
UMB Financial Corp.	6,466	659,661
United Bankshares, Inc.	19,915	775,291
Unum Group	26,211	1,507,919
Valley National Bancorp	63,045	529,578
Voya Financial, Inc.	14,873	1,081,713
Webster Financial Corp.	25,240	1,252,409
Western Union Co.	49,860	592,835
WEX, Inc. (a)	6,222	1,141,426
Wintrust Financial Corp.	9,098	984,404
Zions Bancorp	21,812	1,127,026
		68,016,801

Health Care – 8.5%
Acadia Healthcare Co., Inc. (a)	13,643	884,748
Amedisys, Inc. (a)	4,800	470,640
Arrowhead Pharmaceuticals, Inc. (a)	18,317	523,133
Azenta, Inc. (a)(b)	7,902	492,215
BioMarin Pharmaceutical, Inc. (a)	28,008	2,361,914
Bruker Corp.	14,311	980,447
Chemed Corp.	2,260	1,288,562
DENTSPLY SIRONA, Inc.	30,620	831,027
Doximity, Inc. - Class A (a)(b)	18,047	505,316
Encompass Health Corp.	14,856	1,380,717
Enovis Corp. (a)	7,455	355,156
Envista Holdings Corp. (a)	25,355	432,810
Exelixis, Inc. (a)	42,906	1,006,146
Globus Medical, Inc. - Class A (a)	16,630	1,196,695
Haemonetics Corp. (a)	7,526	677,716
Halozyme Therapeutics, Inc. (a)	18,755	1,036,401
HealthEquity, Inc. (a)	12,878	1,010,665
Illumina, Inc. (a)	23,628	2,896,793
Jazz Pharmaceuticals PLC (a)	9,255	1,020,364
Lantheus Holdings, Inc. (a)	10,279	1,077,547
LivaNova PLC (a)	7,992	394,805
Masimo Corp. (a)(b)	6,566	702,431
Medpace Holdings, Inc. (a)	3,505	1,340,733
Neogen Corp. (a)(b)	29,087	495,352
Neurocrine Biosciences, Inc. (a)	14,844	2,101,465
Option Care Health, Inc. (a)	25,612	760,420
Penumbra, Inc. (a)(b)	5,772	964,443
Perrigo Co. PLC	20,048	566,757
Progyny, Inc. (a)(b)	12,224	344,717
QuidelOrtho Corp. (a)	7,423	291,650
R1 RCM, Inc. (a)	29,193	376,006
Repligen Corp. (a)(b)	7,693	1,287,423
Roivant Sciences Ltd. (a)	49,902	541,437
Sotera Health Co. (a)	18,572	257,594
Tenet Healthcare Corp. (a)	14,589	2,183,973
United Therapeutics Corp. (a)	6,565	2,056,749
		35,094,967

Industrials - 22.5%
AAON, Inc. (b)	10,126	896,455
Acuity Brands, Inc.	4,541	1,141,380
Advanced Drainage Systems, Inc.	10,056	1,780,314
AECOM	20,216	1,831,772
AGCO Corp.	9,131	862,149
Applied Industrial Technologies, Inc.	5,710	1,245,865
ASGN, Inc. (a)(b)	6,790	642,809
Avis Budget Group, Inc.	2,678	270,505
Brink's Co.	6,562	721,754
BWX Technologies, Inc.	13,445	1,337,643
CACI International, Inc. - Class A (a)	3,339	1,540,882
Carlisle Cos., Inc.	7,037	2,945,547
Chart Industries, Inc. (a)(b)	6,207	999,824
Clean Harbors, Inc. (a)	7,495	1,789,281
Comfort Systems USA, Inc.	5,244	1,743,210
Concentrix Corp. (b)	6,866	484,053
Core & Main, Inc. - Class A (a)	25,220	1,348,513
Crane Co.	7,239	1,161,280
Curtiss-Wright Corp.	5,643	1,662,992
Donaldson Co., Inc.	17,743	1,327,531
EMCOR Group, Inc.	6,971	2,617,192
EnerSys	5,965	655,732
Esab Corp. (b)	8,408	854,253
ExlService Holdings, Inc. (a)	23,966	845,041
Exponent, Inc. (b)	7,496	795,176
Flowserve Corp.	19,409	981,125
Fluor Corp. (a)	25,239	1,213,996
Fortune Brands Innovations, Inc.	18,439	1,490,056
FTI Consulting, Inc. (a)	5,272	1,149,138
GATX Corp. (b)	5,228	729,306
Genpact Ltd.	24,403	846,052
Graco, Inc.	24,951	2,122,083
GXO Logistics, Inc. (a)	17,648	987,935
Hexcel Corp.	12,281	813,125
Insperity, Inc. (b)	5,316	546,060
ITT, Inc. (b)	12,125	1,715,203
KBR, Inc.	19,779	1,317,084
Kirby Corp. (a)	8,580	1,054,310
Knight-Swift Transportation Holdings, Inc.	23,856	1,298,482
Landstar System, Inc.	5,295	1,007,374
Lennox International, Inc. (b)	4,775	2,786,213
Lincoln Electric Holdings, Inc.	8,394	1,724,212
ManpowerGroup, Inc.	7,033	538,587
MasTec, Inc. (a)(b)	8,979	987,959
Maximus, Inc.	8,967	832,945
MDU Resources Group, Inc.	30,073	810,167
Middleby Corp. (a)	7,923	1,074,200
MSA Safety, Inc.	5,452	1,028,520
MSC Industrial Direct Co., Inc. - Class A	6,751	600,501
NEXTracker, Inc. - Class A (a)	18,080	888,451
nVent Electric PLC	24,659	1,790,983
Oshkosh Corp.	9,627	1,045,974
Owens Corning	12,857	2,396,288
Paylocity Holding Corp. (a)	6,412	962,249
RB Global, Inc.	27,120	2,159,566
RBC Bearings, Inc. (a)(b)	4,360	1,268,062
Regal Rexnord Corp.	9,892	1,589,447
Ryder System, Inc.	6,454	904,593
Saia, Inc. (a)(b)	3,978	1,662,207
Science Applications International Corp.	7,523	935,861
Sensata Technologies Holding PLC	22,225	866,553
Simpson Manufacturing Co., Inc.	6,212	1,193,263
Stericycle, Inc. (a)	13,691	801,608
Terex Corp. (b)	9,954	629,690
Tetra Tech, Inc.	7,929	1,690,780
Timken Co.	9,546	830,025
Toro Co. (b)	15,376	1,471,944
Trex Co., Inc. (a)	16,013	1,339,167
UFP Industries, Inc.	9,083	1,198,320
Valmont Industries, Inc.	3,056	911,788
Watsco, Inc. (b)	4,769	2,334,378
Watts Water Technologies, Inc. - Class A	4,093	849,379
WESCO International, Inc.	6,583	1,151,696
Woodward, Inc.	9,059	1,413,113
XPO Logistics, Inc. (a)	17,136	1,968,755
		93,409,926

Information Technology - 8.8%
Allegro MicroSystems, Inc. (a)(b)	10,530	253,141
Altair Engineering, Inc. - Class A (a)	8,356	738,336
Amkor Technology, Inc.	15,202	496,497
Appfolio, Inc. - Class A (a)	3,137	694,783
Arrow Electronics, Inc. (a)	7,884	975,172
Aspen Technology, Inc. (a)	4,101	770,783
Avnet, Inc.	13,365	718,502
Belden, Inc. (b)	5,962	552,618
Blackbaud, Inc. (a)	5,969	473,819
Ciena Corp. (a)	21,272	1,121,885
Cirrus Logic, Inc. (a)	8,036	1,048,537
Cognex Corp.	25,312	1,255,981
Coherent Corp. (a)	19,721	1,374,159
CommVault Systems, Inc. (a)	6,483	990,927
Crane NXT Co. (b)	7,155	449,906
Dolby Laboratories, Inc. - Class A	8,831	695,530
Dropbox, Inc. - Class A (a)	35,640	852,509
Dynatrace, Inc. (a)	35,408	1,555,119
IPG Photonics Corp. (a)	4,238	340,735
Kyndryl Holdings, Inc. (a)	33,951	912,263
Lattice Semiconductor Corp. (a)	20,225	1,071,925
Littelfuse, Inc.	3,695	986,972
Lumentum Holdings, Inc. (a)	9,926	513,968
MACOM Technology Solutions Holdings, Inc. (a)(b)	8,123	819,773
Manhattan Associates, Inc. (a)	9,178	2,343,878
MKS Instruments, Inc. (b)	9,341	1,176,032
Novanta, Inc. (a)	5,275	955,725
Onto Innovation, Inc. (a)	7,264	1,389,603
Power Integrations, Inc.	8,342	609,300
Pure Storage, Inc. (a)	45,083	2,701,824
Qualys, Inc. (a)	5,425	809,085
Rambus, Inc. (a)	15,893	817,536
Silicon Laboratories, Inc. (a)	4,692	563,650
Synaptics, Inc. (a)	5,805	506,893
TD SYNNEX Corp.	11,468	1,366,642
Teradata Corp. (a)	14,286	463,152
Universal Display Corp.	6,442	1,434,118
Vishay Intertechnology, Inc.	18,461	448,787
Vontier Corp.	22,779	893,620
Wolfspeed, Inc. (a)(b)	18,591	350,440
		36,494,125

Materials - 6.7%
Alcoa Corp.	26,497	875,461
AptarGroup, Inc.	9,810	1,441,874
Arcadium Lithium PLC (a)(b)	152,120	483,742
Ashland, Inc.	7,422	717,336
Avient Corp.	13,488	610,197
Axalta Coating Systems Ltd. (a)	32,546	1,160,265
Berry Global Group, Inc.	16,814	1,105,016
Cabot Corp.	8,128	815,157
Chemours Co.	21,992	531,547
Cleveland-Cliffs, Inc. (a)(b)	70,083	1,075,774
Commercial Metals Co. (b)	17,083	1,026,688
Crown Holdings, Inc.	17,578	1,559,169
Eagle Materials, Inc.	5,075	1,381,922
Graphic Packaging Holding Co. (b)	45,252	1,362,085
Greif, Inc. - Class A	3,825	255,051
Knife River Corp. (a)	8,297	659,777
Louisiana-Pacific Corp.	9,442	926,827
MP Materials Corp. (a)(b)	19,751	267,033
NewMarket Corp.	1,039	582,744
Olin Corp.	17,555	800,684
Reliance, Inc.	8,554	2,605,206
Royal Gold, Inc.	9,784	1,351,366
RPM International, Inc.	19,115	2,321,708
Scotts Miracle-Gro Co.	6,198	487,163
Silgan Holdings, Inc. (b)	11,953	614,743
Sonoco Products Co.	14,514	782,595
United States Steel Corp. (b)	32,996	1,355,806
Westlake Chemical Corp.	4,712	696,716
		27,853,652

Real Estate - 0.4%
Jones Lang LaSalle, Inc. (a)	7,022	1,761,820

Utilities - 2.6%
ALLETE, Inc.	8,533	550,378
Black Hills Corp.	10,208	602,782
Essential Utilities, Inc. (b)	37,062	1,506,570
IDACORP, Inc. (b)	7,496	732,734
National Fuel Gas Co.	13,538	793,191
New Jersey Resources Corp.	14,563	680,820
Northwestern Energy Group, Inc.	9,003	484,091
OGE Energy Corp.	29,602	1,147,670
ONE Gas, Inc.	8,325	579,670
Ormat Technologies, Inc.	7,962	618,170
PNM Resources, Inc.	13,282	552,266
Portland General Electric Co.	15,176	719,039
Southwest Gas Holdings, Inc.	8,916	661,211
Spire, Inc. (b)	8,563	570,210
UGI Corp.	30,874	765,058
		10,963,860
TOTAL COMMON STOCKS (Cost $328,681,360)		384,915,139

REAL ESTATE INVESTMENT TRUSTS - 7.3%	Shares	Value
Agree Realty Corp. (b)	14,770	1,018,687
American Homes 4 Rent - Class A - Class A (b)	47,457	1,712,723
Annaly Capital Management, Inc.	73,792	1,469,199
Brixmor Property Group, Inc.	44,443	1,131,963
COPT Defense Properties	16,548	479,396
Cousins Properties, Inc.	22,388	615,894
CubeSmart	33,166	1,578,038
EastGroup Properties, Inc.	7,148	1,336,605
EPR Properties (b)	11,109	499,905
Equity LifeStyle Properties, Inc.	27,493	1,888,219
First Industrial Realty Trust, Inc.	19,499	1,066,985
Gaming and Leisure Properties, Inc.	40,081	2,012,066
Healthcare Realty Trust, Inc. (b)	55,799	987,084
Independence Realty Trust, Inc. (b)	33,104	617,390
Kilroy Realty Corp.	15,728	581,464
Kite Realty Group Trust	32,342	797,554
Lamar Advertising Co. - Class A	12,949	1,552,067
National Storage Affiliates Trust (b)	10,224	435,236
NNN REIT, Inc. (b)	27,019	1,212,883
Omega Healthcare Investors, Inc. (b)	36,441	1,326,452
Park Hotels & Resorts, Inc.	31,034	467,372
PotlatchDeltic Corp.	11,722	519,988
Rayonier, Inc.	20,188	612,302
Rexford Industrial Realty, Inc.	32,036	1,605,324
Sabra Health Care REIT, Inc.	34,122	553,800
STAG Industrial, Inc.	26,788	1,093,218
Starwood Property Trust, Inc.	44,283	883,446
Vornado Realty Trust (b)	23,606	707,944
WP Carey, Inc.	32,243	1,863,968
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $27,799,338)		30,627,172

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING- 18.3%
Mount Vernon Liquid Assets Portfolio, LLC – 5.51% (c)	75,944,781	75,944,781
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $75,944,781)		75,944,781

TOTAL INVESTMENTS - 118.2% (Cost $432,425,479)		491,487,092
Liabilities in Excess of Other Assets - (18.2)%		(75,669,568)
TOTAL NET ASSETS - 100.0%		$415,817,524

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2024. The total market value of these securities was $74,749,730 which represented 18.0% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of July 31, 2024.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Trendpilot US Mid Cap ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$384,915,139	$–	$–	$384,915,139
Real Estate Investment Trusts	30,627,172	–	–	30,627,172
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	75,944,781
Total Investments	$415,542,311	$–	$–	$491,487,092

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.